Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial instruments
Carrying amount of financial assets	€ 6,408,969	€ 5,450,851
Carrying amount of financial liabilities	16,988,362	17,069,499
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	11,149,679	11,327,063
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	81,531	100,439
Not classified
Financial instruments
Carrying amount of financial liabilities	5,757,152	5,641,997
Accounts payable
Financial instruments
Carrying amount of financial liabilities	678,121	716,526
Accounts payable | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	678,121	716,526
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	135,309	118,663
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	135,309	118,663
Short-term debt and short-term debt from related parties
Financial instruments
Carrying amount of financial liabilities	878,631	1,171,853
Short-term debt and short-term debt from related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	878,631	1,171,853
Long-term debts
Financial instruments
Carrying amount of financial liabilities	7,786,653	7,905,557
Long-term debts | Level 1
Financial instruments
Fair value of financial liabilities	6,470,321	5,555,475
Long-term debts | Level 2
Financial instruments
Fair value of financial liabilities	1,557,796	2,537,932
Long-term debts | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,786,653	7,905,557
Long-term lease liabilities and long-term lease liabilities from related parties
Financial instruments
Carrying amount of financial liabilities	4,812,233	4,705,038
Long-term lease liabilities and long-term lease liabilities from related parties | Not classified
Financial instruments
Carrying amount of financial liabilities	4,812,233	4,705,038
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,697,415	2,451,862
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,670,965	1,414,464
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	81,531	100,439
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	944,919	936,959
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	667	2,534
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	667	2,534
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	667	2,534
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	10,090	10,762
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	10,090	10,762
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,090	10,762
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	71,441	89,677
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	71,441	89,677
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	71,441	89,677
Noncontrolling interests subject to put provisions
Financial instruments
Carrying amount of financial liabilities	944,252	934,425
Noncontrolling interests subject to put provisions | Level 3
Financial instruments
Fair value of financial liabilities	944,252	934,425
Noncontrolling interests subject to put provisions | Not classified
Financial instruments
Carrying amount of financial liabilities	944,252	934,425
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,670,965	1,414,464
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,670,965	1,414,464
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,627,228	4,485,470
FVPL - Assets
Financial instruments
Carrying amount of financial assets	1,244,861	463,344
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	349,781	312,808
Not classified
Financial instruments
Carrying amount of financial assets	187,099	189,229
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,889,433	1,007,723
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	932,978	166,677
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets	156
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	956,299	841,046
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	933,134	166,677
Trade accounts and other receivables
Financial instruments
Carrying amount of financial assets	3,448,171	3,421,346
Trade accounts and other receivables | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,372,527	3,343,873
Trade accounts and other receivables | Not classified
Financial instruments
Carrying amount of financial assets	75,644	77,473
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	133,214	159,196
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	133,214	159,196
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	938,151	862,586
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	165,188	141,355
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	311,727	296,667
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	349,781	312,808
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	111,455	111,756
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	4,225	107
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	4,225	107
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	4,225	107
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	7,000	2,406
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	7,000	2,406
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	7,000	2,406
Equity investments
Financial instruments
Carrying amount of financial assets	268,829	237,248
Equity investments | Level 1
Financial instruments
Fair value of financial assets	11,788	13,110
Equity investments | Level 2
Financial instruments
Fair value of financial assets	59,094	41,084
Equity investments | Level 3
Financial instruments
Fair value of financial assets	197,947	183,054
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	207,425	186,273
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	61,404	50,975
Debt securities
Financial instruments
Carrying amount of financial assets	385,679	369,821
Debt securities | Level 1
Financial instruments
Fair value of financial assets	379,798	365,170
Debt securities | Level 2
Financial instruments
Fair value of financial assets	5,881	4,651
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	97,302	107,988
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	288,377	261,833
Other financial assets
Financial instruments
Carrying amount of financial assets	272,418	253,004
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	165,188	141,355
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 107,230	€ 111,649